SCHEDULE OF WARRANTS ACTIVITY (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding, beginning	1,140,956,904
Warrants, weighted average exercise price, beginning	$ 0.002
Number of warrants exercisable , beginning	1,140,956,904
Warrants, weighted average exercise price exercisable, beginning	$ 0.002
Number of warrants, granted		1,140,956,904
Warrants, weighted average exercise price, granted		$ 0.002
Number of warrants outstanding, ending	1,140,956,904	1,140,956,904
Warrants, weighted average exercise price, ending	$ 0.002	$ 0.002
Number of warrants exercisable, ending	1,140,956,904	1,140,956,904
Warrants, weighted average exercise price exercisable, ending	$ 0.002	$ 0.002